BNY Mellon Bond Fund (Prospectus Summary) | BNY Mellon Bond Fund
BNY Mellon Bond Fund
Investment Objective
The fund seeks total return (consisting of capital appreciation and current income).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Bond Fund	Class M	Investor
Investment advisory fees	0.40%	0.40%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.03%	0.03%
Total annual fund operating expenses	0.55%	0.80%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BNY Mellon Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class M	56	176	307	689
Investor	82	255	444	990

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
76.43% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. The investment adviser actively manages bond market and maturity exposure and uses a disciplined process to select bonds and manage risk. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

The fund's investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Investments in bonds may include mortgage-related securities. Generally, the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual bonds of any duration. Duration is an indication of an investment's "interest rate risk,"
or how sensitive a bond or the fund's portfolio may be to changes in interest rates. There are no restrictions on the dollar-weighted average maturity of the fund's portfolio or on the maturities of the individual bonds the fund may purchase.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the
U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.
In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

o Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party
(such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

o Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue.
Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Barclays U.S.
Aggregate Bond Index, an unmanaged, market-weighted index designed to measure the performance of the U.S. investment grade fixed-rate bond market and is comprised of U.S. government, corporate, mortgage-backed and asset-backed securities.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.
The bar chart shows the performance of the fund's Class M shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter Q4, 2008: 4.63% Worst Quarter Q2, 2004: -2.28% The year-to-date total return of the fund's Class M shares as of 9/30/12 was 5.60%.
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns BNY Mellon Bond Fund	Label	1 Year	5 Years	10 Years
Class M	Class M returns before taxes	5.48%	6.17%	5.14%
Class M After Taxes on Distributions	Class M returns after taxes on distributions	4.18%	4.58%	3.44%
Class M After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	3.59%	4.35%	3.38%
Investor	Investor returns before taxes	5.30%	5.92%	4.87%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index reflects no deduction for fees, expenses or taxes	7.84%	6.50%	5.78%